Acquisitions	12 Months Ended
Dec. 31, 2021
Acquisitions
Acquisitions

Note 4 – Acquisitions

A summary of acquisitions completed during the years ended December 31, 2021 and 2020 is provided below:

	Year ended December 31, 2021
Purchase price allocation	EMMAC (2)	Grassroots Maryland (2)	Ohio Grown Therapies (1)	Los Sueños Farms, LLC (2)
Assets acquired:
Cash	$1,490	$11,976	$—	$1,025
Accounts receivable, net	19,318	2,424	—	763
Prepaid expenses and other current assets	—	66	—	38
Inventory	3,826	4,550	—	1,601
Biological assets	472	1,164	—	11,232
Property, plant and equipment, net	7,549	19,448	—	8,975
Right-of-use assets	4,360	726	—	2,043
Other assets	1,801	689	—	20
Intangible assets:
Licenses	228,446	112,460	20,000	1,200
Trade name	11,156	—	—	—
Non-compete agreements	3,294	—	—	140
Know How	114	—	—	3,020
Customer List	—	—	—	500
Goodwill	61,806	20,346	—	29,299
Deferred tax liabilities	(48,910)	(33,235)	—	—
Liabilities assumed	(27,171)	(8,382)	—	(3,696)
Consideration transferred	$267,551	$132,232	$20,000	$56,160

	Year ended December 31, 2020
Purchase price allocation	Cura (2) (As Restated)	Remedy (2)	Arrow (1)	MEOT (2)	Curaleaf NJ (2)	Blue Kudu (1)	Grassroots (2)	ATG (2)
Assets acquired:
Cash	$12,755	$172	$711	$395	$3,667	$276	$29,624	$7,253
Accounts receivable, net	11,027	15	—	129	1,995	350	5,486	—
Prepaid expenses and other current assets	2,232	3	—	15	405	—	5,675	787
Inventory	22,074	227	508	1,418	4,962	123	13,174	3,455
Biological assets	—	79	—	705	2,340	—	4,571	379
Property, plant and equipment, net	7,465	319	1,854	1,081	6,187	56	40,348	4,397
Right-of-use assets	9,047	108	2,058	1,812	41,518	812	114,665	1,555
Other assets	832	—	—	1,034	46	—	20,842	—
Intangible assets:
Licenses	640	—	38,435	—	57,580	3,845	353,529	24,690
Trade name	122,640	160	—	170	8,260	—	12,130	120
Service agreements	—	1,430	—	5,830	—	—	3,080	—
Non-compete agreements	5,580	—	—	—	—	—	19,290	—
Goodwill	181,933	909	—	561	22,863	—	213,803	19,072
Deferred tax liabilities	(29,132)	(480)	—	(1,680)	(20,525)	—	(117,720)	(9,397)
Liabilities assumed	(22,652)	(573)	(5,885)	(3,426)	(46,065)	(1,469)	(163,311)	(9,811)
Consideration transferred	$324,441	$2,369	$37,681	$8,044	$83,233	$3,993	$555,186	$42,500
(1)	Acquisition accounted for as an asset acquisition with the application of the IFRS 3 Amendment.
(2)	Acquisition accounted for as a business combination under IFRS 3.

Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. Where provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods, not to exceed one year from the acquisition date.

Goodwill arising from acquisitions consists largely of the synergies and economies of scale expected from combining the operations of the businesses. These synergies include the elimination of redundant facilities and functions and the use of the Company’s existing commercial infrastructure to expand sales.

2021 acquisitions

EMMAC Life Sciences Limited, a corporation existing under the laws of England and Wales

On April 7, 2021, Curaleaf International completed the acquisition of EMMAC (the “EMMAC Transaction”), the largest vertically integrated independent cannabis company in Europe, in order to establish the Company’s presence and position the Company for continued growth in the European cannabis market. Base consideration for the EMMAC Transaction consisted of (i) approximately $45,211 in cash, (ii) the issuance of 15,714,390 SVS to benefit the former holders of ordinary shares of EMMAC with a fair value, based on a third party valuation that takes into account transfer restrictions and the time value of money, of approximately $178,578 and (iii) 706,105 SVS to be held in escrow in accordance with the terms of the share purchase agreement with a fair value of approximately $7,401. The portion of the consideration paid through the issuance of SVS is subject to a lock-up agreement with each recipient restricting trading of the SVS received, with an initial release of 5% of SVS from such restrictions at closing, and subsequent release of 5% of SVS from such restrictions at the end of each calendar quarter following the closing of the EMMAC Transaction. Additional consideration may become payable based upon the successful achievement of certain performance milestones including being permitted by a governmental entity in Europe to sell, produce, market, or distribute cannabis for recreational purposes on a temporary, trial, experimental, interim, study, or pilot basis, achieving revenue targets in 2022 in the UK and Germany markets, and dry flower production at the Terra Verde cultivation facilities of at least 10 tons during 2022. The total contingent consideration related to the EMMAC Transaction had a fair value of $27,207 as of the acquisition date. The Company also assumed a contingent consideration liability related to the EMMAC Transaction of Terra Verde in 2020, which had a fair value of $9,154. After working capital adjustments at closing, the total consideration for EMMAC was $267,551. During the year ended December 31, 2021, the Company made measurement period adjustments to the purchase price allocation recorded as of June 30, 2021. The measurement period adjustments resulted in a decrease in biological assets in the amount of $3,521, an increase in other assets in the amount of $660, an increase in intangible assets in the net amount of $100, and a decrease in goodwill in the amount of $30,910, a decrease in the deferred income tax liability in the amount of $23,228, and a decrease in liabilities assumed in the amount of $10,442. The Company incurred and expensed transaction costs of approximately $2,615 related to the EMMAC Transaction.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the EMMAC Transaction had occurred as of January 1, 2021. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2021, or of the future consolidated operating results. For the EMMAC Transaction, total unaudited pro-forma revenue and net loss for the year ended December 31, 2021, was $1,214,526 and $115,354, respectively.

Revenue and net loss from EMMAC included in the consolidated statements of profits or losses for the year ended December 31, 2021, was $18,770 and $23,495, respectively.

Maryland Compassionate Care and Wellness, LLC (“MCCW”)

Through its acquisition of Grassroots (as defined below), the Company acquired an option to purchase MCCW from its sole owner, KDW Maryland Holding Corporation (“KDW”), subject to regulatory approval, which was received on May 1, 2021. MCCW is the holder of cultivation, processing, and dispensary licenses in Maryland and the sole owner of each of GR Vending MD Management, LLC and GR Vending MD, LLC. Total consideration paid for MCCW $132,232 of the total Grassroots consideration that had been allocated as prepaid acquisition consideration (see below). The Company made a retrospective measurement period adjustment to the accounting for the acquisition recorded at June 30, 2021 as it relates to total consideration attributable to the acquisition. See further detail under the heading “2020 Acquisitions – GR Companies, Inc. a Delaware company (“Grassroots”)” below. The Company did not incur any additional expenses in relation to this acquisition.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the MCCW acquisition had occurred as of January 1, 2021. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2021, or of the future consolidated operating results. For the MCCW acquisition, total unaudited pro-forma revenue and net income for the year ended December 31, 2021, was $1,223,098 and $101,135, respectively.

Revenue and net income from MCCW included in the consolidated statements of profits or losses for the year ended December 31, 2021, was $25,132 and $10,250, respectively.

Ohio Grown Therapies, LLC, an Ohio limited liability company (“OGT”)

In May 2019, the Company entered into an agreement granting it an option to acquire the OGT license for $20,000 in order to expand the Company’s cultivation and processing capacity in Ohio. Regulatory approval to complete the transaction was received in July 2021. In accordance with the purchase agreement, the Company paid $5,000 cash in May 2019, $7,500 in cash in July 2020, and the final $7,500 in cash in July 2021 at closing. Upon closing, the full $20,000 related to the acquisition, which was entirely attributable to the license acquired, was reclassified to intangibles. The Company incurred and expensed transaction costs to date of approximately $100.

Los Sueños Farms, LLC and its related entities

On October 1, 2021, the Company completed the acquisition of Los Sueños Farms and its related entities (“Los Sueños”), the largest outdoor grow in Colorado. Following the successful completion of the Los Sueños acquisition, Curaleaf gains three Pueblo, Colorado outdoor cannabis grow facilities covering 66 acres of cultivation capacity including land, equipment, and licensed operating entities; an 1,800 plant indoor grow; and two retail cannabis dispensary locations serving adult use customers. The Company acquired Los Sueños, the Company’s first outdoor grow, in order to increase cultivation capacity to accelerate the Company’s growth in and share of the Colorado market and in order to leverage Los Sueños’ outdoor cultivation expertise.

Following pre-closing adjustments, the aggregate consideration paid by the Company to acquire Los Sueños was comprised of (i) approximately $20,582 payable in cash, (ii) the cash payoff of two notes in the aggregate amount of $9,439 and (iii) the issuance of 2,539,474 SVS to the former owners of Los Sueños having a fair value, based on a third- party valuation taking into account transfer restrictions and the time value of money, of approximately $23,449. The portion of the consideration paid through the issuance of SVS was subject to a regulatory “hold period” and is subject to a lock-up agreement with each recipient restricting trading of the SVS received, with an initial release of 20% of the SVS from such restrictions upon closing, and subsequent releases of 5% of the SVS from such restrictions at the end of each calendar quarter following closing. Additional consideration may become payable by the Company based upon the successful achievement of certain performance milestones including achieving cash flow targets in 2022 and obtaining enhanced tier licenses. The aggregate contingent consideration related to Los Sueños has a fair value of $2,690. The acquisition remains subject to post-closing adjustments, and the Company is still in the process of finalizing purchase price accounting. The Company incurred and expensed transaction costs of approximately $487 related to the Los Sueños acquisition.

The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the Los Sueños Transaction had occurred as of January 1, 2021. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2021, or of the future consolidated operating results. For the Los Sueños acquisition, total unaudited pro-forma revenue and net income for the year ended December 31, 2021, was $1,224,864 and $105,901, respectively.

Revenue and net loss from Los Sueños included in the consolidated statements of profits or losses for the year ended December 31, 2021, was $3,529 and $6,326, respectively.

2020 acquisitions

Cura Partners, Inc., an Oregon corporation (“Cura” or “Select”)

On February 1, 2020, the Company completed the acquisition of Select through the Company’s subsidiary CLF Sapphire Holdings, Inc. The acquisition included Select's manufacturing, processing, distribution, and marketing operations, all adult-use and medical cannabis products marketed under the Select brand name, and all Select intellectual property (the “Cura Transaction”). The purpose of the Cura Transaction was to solidify the Company’s stance as one of the largest cannabis operators in the U.S. in terms of operational and wholesale footprint and position the Company for its next phase of growth in the adult-use market under the Select brand name.

Due to changes in market conditions, Curaleaf and Select mutually agreed on October 30, 2019 to reduce the base consideration payable upon closing of the Cura Transaction. Under the Amended and Restated Merger Agreement (the “Amended Merger Agreement”), the Company issued 55,000,000 SVS to the benefit of the former Select equity holders.

The fair value of the shares issued upon closing was $251,911 and the fair value of the shares issued and held in escrow was $17,381. There was an additional 40,555,556 SVS payable to former Select equity holders contingent upon Curaleaf achieving certain calendar year 2020 revenue targets based on Select-branded extract sales beginning at a target of $130,000 with maximum achievement at $250,000. In addition, Select equity holders will also be eligible to receive an earn-out of up to $200,000 from the issuance of additional SVS, contingent upon Curaleaf exceeding $300,000 in calendar year 2020 revenue for Select-branded extract sales. The total contingent consideration related to Cura had a fair value of $28,445. Consideration also included the rollover of former Select option-holders to Curaleaf options. The fair value of the rollover options was $26,072. There were 2 dissenting Select shareholders who elected to receive cash in lieu of merger consideration; they were paid $631 in April 2020. The Select earn-out criteria for the potential payout of an additional 40,555,556 SVS was not met as of the measurement date, and as a result the Company recorded a gain on the change in fair value of the contingent consideration of $28,445 during the year ended December 31, 2020. The Company incurred transaction costs of approximately $7,452.

As described in Note 23 – Restatement, the purchase price allocation for the Select acquisition was retrospectively restated to correct an error identified in the Company’s initial identification and measurement of intangible assets in accordance with IFRS 3 and IAS 38 – Intangible Assets (“IAS 38”).

Arrow Alternative Care, Inc. (“Arrow 1”), Arrow Alternative Care #2, Inc. (“Arrow 2”), Arrow Alternative Care #3, Inc. (“Arrow 3”), each a Delaware corporation (collectively, the “Arrow Companies” or “Arrow”)

In March 2020, the Company signed definitive agreements to acquire Arrow 1, Arrow 2, and Arrow 3 (respectively, “Transaction 1”, “Transaction 2”, and “Transaction 3”, and collectively the “Arrow Transactions”), which operated licensed medical cannabis dispensaries in Stamford, Hartford, and Milford, Connecticut. The aggregated consideration paid for the Arrow Companies was $37,681, consisting of $16,298 in cash and $21,383 in SVS. The closing of Transaction 1 and Transaction 3 occurred in April 2020. While management’s control of, and all economic interest in, Arrow 2 were transferred to the Company in April 2020, the closing of Transaction 2 occurred on August 3, 2020. The consideration for Arrow 1 was $10,412 and was paid in cash at closing. The consideration for Arrow 2 was $15,048 of which $9,333 was paid in SVS and the remainder in cash. Finally, the consideration for Arrow 3 was $12,227 which was paid by the issuance of 1,861,149 SVS. In August 2020, 27,334 “top up” shares were issued as additional consideration in connection with Transaction 3. The Company incurred transaction costs of approximately $227. The Company acquired Arrow due to its strategic locations in key metro areas in Connecticut.

Remedy Compassion Center, Inc. (“Remedy”)

Remedy owns and operates a duly licensed registered medical marijuana and cultivation facility in the state of Maine. In October 2016, the Company entered into a Management Services Agreement with Remedy (“Remedy MSA”) under which the Company provided services in the areas of cultivation, extraction, and other consulting. Under the Remedy MSA, Remedy maintained exclusive control and possession, and was solely responsible for final decision-making regarding all aspects of the business. The Company recognized management fee income for services rendered under the Remedy MSA.

Remedy operated as a Maine nonprofit corporation until February 2020, when changes in Maine regulations allowed for conversion to a for-profit corporation. In February 2020, Remedy converted to a for-profit corporation as approved by their independent Board of Directors. In connection with the conversion, the Remedy MSA was terminated and the Company entered into a Registered Dispensary Management Agreement (“Remedy Operating Agreement”). Current Maine regulations require that licensed medical marijuana dispensaries be owned by residents of Maine. However, under the Remedy Operating Agreement, the Company has acquired operational control and substantially all of the economic benefit of Remedy's business (the “Remedy Acquisition”), which allows the Company to control Remedy in accordance with IFRS 10 – Consolidated Financial Statements (“IFRS 10”). The Company retains a right to acquire Remedy at such time as the residency requirement for ownership is lifted. Total consideration paid for the Remedy Acquisition was $2,369. The Company incurred transaction costs of approximately $28.

GR Companies, Inc., a Delaware company ("Grassroots")

In July 2019, the Company entered into an Agreement and Plan of Merger to acquire Grassroots (the “Grassroots Acquisition”). In June 2020, Curaleaf entered into an Amended and Restated Agreement and Plan of Merger (the "Grassroots Merger Agreement") which amended and restated the original definitive agreement and amended certain terms of the Grassroots Acquisition. The Company acquired Grassroots to continue its path forward in playing a leading role in the growth of the U.S. cannabis market. Closing of the Grassroots Acquisition occurred in July 2020.

At closing, the Company issued (i) 103,455,816 SVS to the benefit of the former holders of common stock of Grassroots which had a fair value of approximately $564,541, and (ii) 12,851,005 SVS to be held in escrow in accordance with the terms of the Grassroots Merger Agreement which had a fair value of approximately $71,389. In addition, the Company paid an amount of $51,487 in connection with the closing of the Grassroots Acquisition, which included reimbursements of permitted capital expenditures and acquisitions that occurred between signing and closing, transaction related expenses, and replenishment of working capital.

At closing, the parties resolved that certain Grassroots assets in Illinois, Ohio, and a dispensary in Maryland, were designated for sale to comply with local limitations on license ownership. See further detail related to the reorganization of the Maryland and Illinois entities and the sale of the Ohio assets in Note 7 – Assets and liabilities held for sale. Due to the limitations on license ownership, the Company allocated $132,232 for prepayment of acquisition consideration in July 2020. In May 2021, the Company received regulatory approval to own and operate MCCW, at which point the prepayment of acquisition amount was allocated to the assets and liabilities of MCCW. The fair value of the total consideration for Grassroots and MCCW was $687,418. The Company incurred and expensed transaction costs of approximately $7,623.

During the year ended December 31, 2021, the Company finalized the purchase price allocation to the individual assets acquired and liabilities assumed using the acquisition method. The measurement period adjustments to the accounting for the business combination include the recognition of two additional licenses initially recognized as goodwill and other assets and liabilities assumed in the amount of $53,389. There is no effect to the consolidated statements of profits and losses and other comprehensive loss as one license is classified as held for sale and one license relates to an entity that has not yet commenced operations.

Virginia’s Kitchen, LLC, a Colorado company d/b/a Blue Kudu (“Blue Kudu”)

In February 2020, the Company signed a definitive agreement to acquire 100% of Blue Kudu, a Colorado-licensed processor and producer of cannabis edibles, operating an 8,400 square foot facility in Denver, Colorado. The transaction closed in July 2020. The consideration consisted of 322,580 SVS at a fair value of $2,109, $1,384 payable in cash at closing of the transaction, and a 5% note of up to $500 due ten and one half months from closing.  The Company incurred transaction costs of approximately $100. The Company acquired Blue Kudu as a strategic move to support the Company’s planned expansion of its Select brand throughout the state of Colorado.

Curaleaf NJ, Inc. (“CLNJ”)

In February 2011, the Company entered into a Management Services Agreement (“NJ MSA”) with CLNJ (formerly Compassionate Sciences ATC Inc.). As required under state law, CLNJ was formed as a New Jersey nonprofit corporation without shareholders, acting through its governing body, the Board of Trustees (“NJ Board”). CLNJ operated medical dispensary, processing, and cultivation facilities as permitted by the state of New Jersey. Under the NJ MSA, the Company acted as an independent contractor providing services in the areas of cultivation, extraction, and other consulting services. The Company recognized management fee income for services rendered under the NJ MSA. In addition to the NJ MSA, the Company entered into a Conditionally Convertible Promissory Note (“NJ Note”). The NJ Note allowed the Company to acquire CLNJ when the regulations in New Jersey changed to allow nonprofit corporations to convert to for-profit corporations.

In July 2019, New Jersey Governor Murphy signed an amendment to the New Jersey Compassionate Use Medical Marijuana Act (the “Act”) known as the Jake Honig Compassionate Use Medical Cannabis Act (“Jake Honig Act”). The Jake Honig Act authorized the New Jersey nonprofit corporations that hold Alternative Treatment Center Permits (“ATC Permits”) to sell or transfer their permits and other assets to for-profit entities. Due to changes in New Jersey regulations, CLNJ received approval from the state of New Jersey for the transfer of the ATC Permit to Curaleaf NJ II, Inc., a wholly owned subsidiary of the Company. In conjunction with the transfer of the ATC Permit, the Company entered into an Asset Purchase Agreement (“CLNJ APA”). As part of the CLNJ APA, CLNJ agreed to sell and transfer the ATC Permit and substantially all of its other assets to Curaleaf NJ II. The transaction closed in July 2020. As a result of the closing of the sale and transfer of the assets, the $83,233 balance of the NJ Note was applied to the purchase price. The Company incurred transaction costs of approximately $54. The Company acquired CLNJ due to its presence in the state of New Jersey and its growing market.

Primary Organic Therapy, Inc. (d/b/a Maine Organic Therapy) (“MEOT”)

MEOT owns and operates a duly licensed registered medical marijuana and cultivation facility in the state of Maine. In January 2017, the Company entered into a Management Services Agreement with MEOT (“MEOT MSA”) under which the Company provided services in the areas of financial services, compliance consulting, and human resources management. Under the MEOT MSA, MEOT maintained exclusive control and possession, and was solely responsible for final decision-making regarding all aspects of the business, and the Company acted solely in an advisory capacity. The Company recognized management fee income for services rendered under the MEOT MSA.

The MEOT MSA was terminated in July 2020, and MEOT entered into a new MSA agreement (“Verdure MSA”) with Verdure, Inc. (“Verdure”), an entity in which the Company’s Executive Vice Chairman, Joseph Lusardi, had an ownership interest. The Company acquired Verdure in July 2020 for $8,000 cash and a cash earn-out of $2,000 based on MEOT’s achievement of certain earnings targets. The fair value of the earn-out was $44. Current Maine regulations require that licensed medical marijuana dispensaries be owned by residents of Maine. However, under the Verdure MSA, the Company has acquired operational control and substantially all of the economic benefit of MEOT’s business. The acquisition of Verdure resulted in the Company controlling MEOT in accordance with IFRS 10. The Company retains a right to acquire MEOT at such time as the residency requirement for ownership is lifted. The Company incurred transaction costs of approximately $32. The Company acquired operational control and substantially all of the economic benefit of MEOT due to its presence in the state of Maine and its growing market.

PalliaTech Florida LLC

On January 10, 2020, the Company acquired an 11.4% equity interest in PalliaTech Florida LLC from certain other minority equity holders for consideration of $2,500 paid in cash and 1,772,062 SVS. On August 17, 2020, the Company acquired the remaining 11.4% equity interest in PalliaTech Florida LLC from certain minority equity holders for consideration of 2,375,000 SVS. Upon completion, PalliaTech Florida LLC became an indirect wholly-owned subsidiary of the Company (See Note 19 – Commitments and contingencies). In connection with the foregoing, the Company also agreed to the repayment of certain secured promissory notes in the amount of $1,750. On December 31, 2020, PalliaTech Florida LLC transferred all of the securities that it held in Curaleaf Florida, LLC to PalliaTech Florida, Inc., so that PalliaTech Florida, Inc. became the sole member of Curaleaf Florida, LLC.  Following that transfer of securities, having no other assets, PalliaTech Florida, LLC was voluntarily dissolved on December 31, 2020. Transaction costs for the remaining acquisition items that occurred in 2020 were immaterial.

Alternative Therapies Group, Inc, a Massachusetts corporation (“ATG”)

In August 2018, the Company entered into an agreement to acquire ATG, which includes a 53,600 square foot cultivation and processing facility in Amesbury, Massachusetts, and intended to enter into supply agreements with ATG’s three dispensaries in Massachusetts. Consideration paid for ATG was $50,000, $42,500 of which was prepaid in cash in December 2018 in order to solidify the Company’s intent to complete the purchase of ATG and was recorded as a non-current asset. The remaining $7,500 was paid at the closing of the transaction in November 2020. In connection with the acquisition, ATG's dispensaries located in Amesbury, Salisbury and Salem have been spun off and continue to operate under the ATG brand. The dispensaries were sold for a total of $7,500. The Company incurred transaction costs of approximately $204. The Company purchased ATG to increase its cultivation capacity in Massachusetts.

Pending acquisitions

The following acquisition was completed subsequent to December 31, 2021. The Company has concluded that it did not control the operations of the acquiree in accordance with IFRS 10, prior to acquisition and accordingly, the results of the below entity are not included in the Financial Statements:

Bloom Dispensaries

On December 28, 2021, the Company announced it had entered into a definitive agreement to acquire Bloom Dispensaries (“Bloom”), a vertically integrated, single state cannabis operator in Arizona. The transaction closed on January 19, 2022.

The transaction with Bloom includes four retail dispensaries located in the cities of Phoenix, Tucson, Peoria, and the only dispensary currently in Sedona. In addition, Bloom strengthens Curaleaf’s production capabilities in Arizona with the addition of two adjacent cultivation and processing facilities located in north Phoenix totaling approximately 63,500 sq. ft. of space.

Under the terms of the agreement, the Company paid cash consideration of $71,015, which included a working capital adjustment of $19,914 at close, with the remaining approximately $160,000 of consideration consisting of three promissory notes of $50,000, $50,000, and $60,000 due, respectively, on the first, second and third anniversary of closing of the transaction. At the option of the sellers of Bloom, the third promissory note may be paid by the Company issuing SVS on the third anniversary of closing. The notes are recourse only to the membership interests of Bloom and will not be guaranteed by any Curaleaf entity.

The Company has signed a definitive agreement in connection with the following acquisitions, but such acquisitions were not completed during the time between December 31, 2021 and the issuance of the Financial Statements. The Company has concluded that it does not control the operations of the acquirees in accordance with IFRS 10, and accordingly, the results of the following entities are not included in the Financial Statements:

Tryke Companies

On November 8, 2021, the Company announced it had entered into a definitive agreement to acquire Tryke Companies (“Tryke”) (dba Reef Dispensaries), a privately held vertically integrated, multi-state cannabis operator.

The transaction represents a compelling opportunity to enhance the Company’s operations in Arizona, Nevada, and Utah. Tryke currently owns and operates six highly trafficked dispensaries under the Reef brand, with two retail stores in Arizona and four in Nevada, including the Phoenix metropolitan area, Las Vegas strip, and North Las Vegas. Tryke currently offers a wide variety of in-house and third-party flower, concentrates, vape cartridges, edibles, topicals, and CBD products at a range of price points. Tryke’s product portfolio is highly complementary to the Company’s, and together the Company expects to offer consumers and retailers in Arizona, Nevada, and Utah an even broader selection of premium cannabis products.

Under the terms of the agreement, the Company will pay $40,000 in cash at closing, with a remaining $75,000 in cash to be paid in three equal installments on the first, second, and third anniversaries of the closing of the transaction. The stock portion of the transaction, which consists of 17,000,000 SVS, will also be paid in three equal installments on the first, second, and third anniversaries of the closing. The base consideration is based upon Tryke being cash and debt free and having normalized working capital at closing and is, therefore, subject to adjustment. An incremental earnout of up to 1,000,000 SVS may be paid in 2023 based on the business of Tryke exceeding certain EBITDA targets for the year 2022. The closing of the transaction is expected to occur during 2022 subject to customary closing conditions, including the receipt of approval from the applicable state regulators, including the Nevada Cannabis Compliance Board.

Natural Remedy Patient Center, LLC

On December 23, 2021, the Company announced it had entered into a definitive agreement to acquire Natural Remedy Patient Center, LLC, a Safford, Arizona dispensary, in a cash and stock transaction valued at approximately $13,000.

Under the terms of the agreement, Curaleaf will pay $12,000 in cash and total share consideration of $1,000 worth of SVS based on the market price during the period before closing. The SVS will be subject to a two-year lockup period from the date of close. The transaction is expected to close in the first quarter of 2022 subject to customary approvals and closing conditions.

Pueblo West Organics

In January 2022, the Company signed an agreement with the owners of Pueblo West Organics, LLC (“PWO”) to acquire 100% of PWO for $6,250 on a cash and debt free basis, subject to standard purchase price adjustments. The transaction was structured as the acquisition of the equity of PWO and an outstanding call option on the equity held by a third party. PWO operates in Pueblo West, CO (i) a 75,960 sq. ft. indoor licensed marijuana cultivation facility and processing facility; (ii) a 12,000 sq. ft. licensed marijuana dispensary and cultivation facility; and (iii) a 2.1-acre licensed outdoor cultivation facility.  The transaction is expected to close in the second quarter of 2022 upon completion of standard closing conditions including regulatory approvals.